Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

As of June 30, 2024 and December 31, 2023, the Company had finished goods of €2,674,957 and €5,585,959, respectively. During the six months ended June 30, 2024 and 2023, the Company recorded a provision for slow moving inventory in the statements of operations of €49,362 and €0, respectively, and recovery on the provision for slow moving inventory in the statements of operations of €312,563 and €0, respectively. As of June 30, 2024 and December 31, 2023, there was a provision for obsolescence of €139,707 and €402,908, respectively.

The Company outsourced the management of inventories to a third party with all inventories located in warehouses owned by the third parties. The Company pays a monthly fee to the warehouse company for insurance coverage of the inventories, as stated in the agreement between both parties.